Revenue Information (Details) - Schedule of Revenue - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Revenue [Line items]
Total revenue	¥ 284,957	¥ 245,948	¥ 942,380
Base commission from transactions [Member]
Schedule of Revenue [Line items]
Total revenue	269,640	201,907	821,899
Innovation initiatives and other value-added services [Member]
Schedule of Revenue [Line items]
Total revenue	¥ 15,317	¥ 44,041	¥ 120,481